DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES - Reclassified Amounts Into Earnings (Details) - Designated as Hedging Instrument $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Amount expected to be reclassified into earnings in next 12 months	$ 16,414
Interest rate products
Derivative Instruments, Gain (Loss) [Line Items]
Amount expected to be reclassified into earnings in next 12 months	$ 16,414